COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

The Group leases its offices and facilities under non-cancelable operating lease agreements. Rental expenses were RMB3,981,515,  RMB4,896,922 and RMB7,306,686 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2018, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Year ending December 31,	RMB
2019	6,943,633
2020	3,333,014
2021	1,293,531

Except for those disclosed above, the Group did not have any significant capital or other commitments, long-term obligations, or guarantees as of December 31, 2017 and 2018.